Summary of Significant Accounting Policies - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Common stock
Total number of shares	5,787,987	6,913,113	5,787,987	9,900,065
Weighted average shares ratio	100.00%	100.00%	100.00%	100.00%
Net (loss) income	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio		489,119	489,119	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,494)	(559,907)	(966,174)	(6,707,678)
Less: Accretion applicable to Trust Account withdrawals for tax payments		(489,119)	(489,119)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,494	559,907	966,174	6,707,678
Total income (loss) based on ownership percentage, basic	(101,682)	261,607	(5,107,051)	2,729,602
Total income (loss) based on ownership percentage, diluted	$ (101,682)	$ 261,607	$ (5,107,051)	$ 2,729,602
Redeemable warrants | Class A common stock
Number of Common stock
Total number of shares	37,987	1,163,113	37,987	4,150,065
Weighted average shares ratio	1.00%	38.00%	22.00%	68.00%
Net (loss) income	$ (667)	$ 100,589	$ (1,118,969)	$ 1,865,473
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio		188,068	107,167	1,563,487
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(30)	(215,286)	(211,691)	(4,584,183)
Less: Accretion applicable to Trust Account withdrawals for tax payments		(489,119)	(489,119)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,494	559,907	966,174	6,707,678
Total income (loss) based on ownership percentage, basic	3,797	144,159	(746,438)	3,264,726
Total income (loss) based on ownership percentage, diluted	$ 3,797	$ 144,159	$ (746,438)	$ 3,264,726
Weighted average shares outstanding, basic	37,986	3,592,063	1,613,326	12,413,050
Weighted average shares outstanding, diluted	37,986	3,592,063	1,613,326	12,413,050
Basic net (loss) income per share	$ 0.1	$ 0.04	$ (0.46)	$ 0.26
Diluted net (loss) income per share	$ 0.1	$ 0.04	$ (0.46)	$ 0.26
Non redeemable warrants | Class A and Class B Non-redeemable shares
Number of Common stock
Total number of shares	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares ratio	99.00%	62.00%	78.00%	32.00%
Net (loss) income	$ (101,015)	$ 161,018	$ (3,988,082)	$ 864,129
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio		301,051	381,952	724,242
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,464)	(344,621)	(754,483)	(2,123,495)
Total income (loss) based on ownership percentage, basic	(105,479)	117,448	(4,360,613)	(535,124)
Total income (loss) based on ownership percentage, diluted	$ (105,479)	$ 117,448	$ (4,360,613)	$ (535,124)
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.02)	$ 0.02	$ (0.76)	$ (0.09)
Diluted net (loss) income per share	$ (0.02)	$ 0.02	$ (0.76)	$ (0.09)